-----------------------------------------------------------------------
         MIIGX | MONTGOMERY INSTITUTIONAL SERIES: INTERNATIONAL GROWTH PORTFOLIO
         -----------------------------------------------------------------------

Oscar Castro, CFA ..................................... Senior Portfolio Manager

                          Average Annual Total Returns
                         (for the period ended 6/30/02)

                        Montgomery Institutional Series:
                         International Growth Portfolio
Since inception (6/30/98) ............................................   (9.80)%
One year .............................................................  (17.24)%
Three years ..........................................................  (13.37)%

                                 MSCI EAFE Index
Since 6/30/98 ........................................................   (3.08)%
One year .............................................................   (9.22)%
Three years ..........................................................   (6.49)%

--------------------------------------------------------------------------------
                         Growth of a $10,000 Investment

                        Montgomery Institutional Series:
                         International Growth Portfolio

                           Jan                 $6,541
                           Feb                 $6,629
                           March               $6,938
                           April               $6,872
                           May                 $6,828
                           June                $6,619

                               MSCI EAFE Index(1)

                           Jan                 $8,472
                           Feb                 $8,532
                           March               $8,997
                           April               $9,062
                           May                 $9,185
                           June                $8,823
--------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International (MSCI) EAFE Index is composed of approximately 20 developed market countries in Europe, Australasia and the Far East. Index returns are presented net of dividend withholding taxes. You cannot invest directly in an index

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees without which the total return would have been lower.

                                Top Ten Holdings
                      (as a percentage of total net assets)
BP PLC ...................................................................  3.1%
Riunione Adriatica di Sicurta SpA ........................................  2.6%
Royal Bank of Scotland Group PLC .........................................  2.5%
Seven - Eleven Japan Company Ltd. ........................................  2.3%
Securitas AB, Class B ....................................................  2.2%
Total Fina Elf S.A. ......................................................  2.2%
Nestle S.A. ..............................................................  2.1%
UniCredito Italiano SpA ..................................................  2.0%
GlaxoSmithKline PLC ......................................................  2.0%
Loblaw Companies Ltd. ....................................................  2.0%

                               Top Five Countries
                      (as a percentage of total net assets)
United Kingdom ........................................................... 20.1%
Japan .................................................................... 15.7%
France ................................................................... 10.1%
Germany ..................................................................  9.3%
Italy ....................................................................  8.8%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. Forecasts and opinions expressed are as of June 30, 2002, are subject to change and may not actually come to pass.

Q: How did the Portfolio perform during the 12-month period ended June 30, 2002, and why?

A: The Portfolio returned -17.24%, underperforming its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, which returned -9.22%. International equity markets were shaken over the past year by declining growth prospects, accounting scandals and the terrorist attacks of 9/11/01. Except for a brief but powerful fourth-quarter rally, markets around the world have been sliding to levels not seen since trading resumed after the terrorist attacks. With low inflation that has allowed interest rates to fall to historically low levels, consumer spending has been one of the few bright spots during an otherwise tumultuous period.

Q: What is an example of a holding that performed poorly?

A: One of the Portfolio's investment themes involved a greater acceptance of alternative energy resources by the world's largest consumers, as tensions in the Middle East have caused concern over the oil supply. One such investment was Danish company Vestas, one of the world's largest providers of wind turbines and a technological leader in the field. We were confident that adding Vestas to the Portfolio would ensure our exposure to one of the world's top companies in the alternative energy sector. Although we still believe in Vestas as a strong enterprise with a solid technology and business model, it became clear that the markets were not going to reward the company on this basis--instead focusing on near-term profitability, which was delayed by the general macroeconomic slowdown faced by many capital goods producers. We reduced our position but remain confident that as more clarity emerges on the company's fundamentals, it will prove to be a long-term growth opportunity for the Portfolio.

Q: What is an example of a holding that performed well?

A: During an extremely difficult period for growth stocks, we were pleased with the performance of our financial sector holdings. Royal Bank of Scotland, in particular, stood out as one of the Portfolio's top performers. With equity markets falling over the course of the past few years, we implemented a strategy to add those financial services companies with strong lending practices and less exposure to investment banking, brokerage and other functions heavily tied to the capital markets. The results were impressive, as markets rewarded these companies with higher price-to-earnings multiples while consumer borrowing growth remained strong. As brokerage stocks struggle with lower trading volume and declining initial public offering activity, we expect further positive contributions from Royal Bank of Scotland and other holdings in the finance sector.

Q: What is your outlook?

A: A steady decline for the U.S. dollar appears to be the result of capital outflows in response to declining investor interest in U.S. stocks. There is currently great uncertainty in the United States in the wake of corporate accounting scandals, the war on terrorism and the health of the economy. This has affected valuations in Europe and beyond, despite the relatively strong fundamentals in many of these markets. We expect to maintain the Portfolio's weightings in the consumer and financial sectors, which have performed well, with hopes that current valuations will allow us to add more high-quality stocks at reasonable prices. Looking forward we believe that downside risks are limited, particularly when taking into account the steep declines we have witnessed in the recent past. Nevertheless, until solutions emerge for many of the previously mentioned issues now plaguing the markets, it is unlikely that stocks will move meaningfully higher in the near term.


Call (800) 232.2197 x6742 / visit montgomeryasset.com                          1

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MONTGOMERY INSTITUTIONAL SERIES: INTERNATIONAL GROWTH PORTFOLIO | MIIGX
-----------------------------------------------------------------------

Portfolio Investments: June 30, 2002 (Audited)

Shares                                                            Value (Note 1)

COMMON STOCKS - 96.6%

Australia - 1.3%
   319,512   News Corporation Ltd. (The)
             (Media Conglomerates) .............................   $  1,741,753

Belgium - 1.5%
    67,670   Interbrew (Beverages: Alcoholic) ..................      1,940,905

Canada - 2.0%
    63,500   Loblaw Companies Ltd. (Food Retail) ...............      2,631,388

China/Hong Kong - 1.0%
   180,000   Hutchison Whampoa Ltd.
             (Industrial Conglomerates) ........................      1,344,265

Denmark - 0.6%
    26,200   Vestas Wind Systems A/S
             (Electrical Products) .............................        709,815

Finland - 0.9%
    78,770   Nokia Oyj (Telecommunications Equipment) ..........      1,151,787

France - 10.1%
    41,200   Autoroutes du Sud de la France+
             (Other Transportation) ............................      1,117,875
    30,726   Aventis S.A. (Pharmaceuticals: Major) .............      2,175,159
    35,985   BNP Paribas S.A. (Major Banks) ....................      1,988,258
    71,700   JC Decaux S.A.+ ++
             (Advertising/Marketing Services) ..................        969,176
    17,600   L'Oreal S.A. (Household/Personal Care) ............      1,371,838
    46,960   Societe Television Francaise 1 (Broadcasting) .....      1,256,090
    53,300   STMicroelectronics N.V. (Semiconductors) ..........      1,327,858
    17,815   Total Fina Elf S.A. (Oil Refining/Marketing) ......      2,889,687
                                                                   ------------
                                                                     13,095,941

Germany - 7.4%
     5,820   Allianz AG (Multi-Line Insurance) .................      1,164,539
    25,900   E.ON AG (Electric Utilities) ......................      1,507,700
     9,620   Muenchener Rueckversicherungs-
             Gesellschaft AG (Multi-Line Insurance) ............      2,273,231
    16,600   SAP AG (Package Software) .........................      1,637,839
    33,400   Schering AG (Pharmaceuticals: Major) ..............      2,087,643
    16,000   Siemens AG
             (Electronic Equipment/Instruments) ................        959,024
                                                                   ------------
                                                                      9,629,976

Hungary - 0.7%
    53,200   OTP Bank Rt., Sponsored GDR
             (Regional Banks) ..................................        845,880

Ireland - 1.2%
   248,100   Anglo Irish Bank Corporation PLC
             (Regional Banks) ..................................      1,598,465

Italy - 8.8%
   145,750   Banco Popolare di Verona e Novara Scrl
             (Regional Banks) ..................................      1,912,596
    49,300   ENI SpA (Integrated Oil) ..........................        785,080
     6,500   Gucci Group N.V. (Apparel/Footwear) ...............        609,256
   250,200   Riunione Adriatica di Sicurta SpA
             (Multi-Line Insurance) ............................      3,349,888
   254,000   Snam Rete Gas SpA (Oil & Gas Pipelines) ...........        743,056
   167,000   Telecom Italia SpA
             (Major Telecommunications) ........................      1,316,517
   589,850   UniCredito Italiano SpA (Major Banks) .............      2,653,808
                                                                   ------------
                                                                     11,370,201

Japan - 15.7%
    44,100   Canon, Inc.
             (Electronic Equipment/Instruments) ................      1,667,206
    40,000   Denso Corporation (Auto Parts: O.E.M.) ............        625,245
    23,500   Fanuc Ltd. (Industrial Machinery) .................      1,180,638
    54,800   Honda Motor Company Ltd.
             (Motor Vehicles) ..................................      2,222,641
    53,100   ITO EN Ltd. (Beverages: Non-Alcoholic) ............      2,011,884
       169   Mitsubishi Tokyo Financial Group, Inc.
             (Major Banks) .....................................      1,139,595
     6,900   Nintendo Company Ltd.
             (Recreational Products) ...........................      1,016,357
       305   Nippon Telegraph and Telephone Corporation
             (Major Telecommunications) ........................      1,254,872
    20,200   Oriental Land Company Ltd.
             (Movies/Entertainment) ............................      1,444,724
     8,900   Rohm Company Ltd. (Semiconductors) ................      1,328,780
    74,100   Seven - Eleven Japan Company Ltd.
             (Food Retail) .....................................      2,918,857
    33,500   Sony Corporation (Electronics/Appliances) .........      1,769,706
    40,000   Takeda Chemical Industries Ltd.
             (Pharmaceuticals: Major) ..........................      1,755,894
                                                                   ------------
                                                                     20,336,399

Korea - 1.0%
     9,800   Samsung Electronics Company Ltd., GDR
             (Electronic Equipment/Instruments) ................      1,345,540

Mexico - 1.3%
 1,096,000   Grupo Financiero Bancomer S.A. de C.V.,
             Series O+ (Regional Banks) ........................        892,093
   548,000   Grupo Mexico S.A., Series B
             (Other Metals/Minerals) ...........................        769,046
                                                                   ------------
                                                                      1,661,139

Netherlands - 5.1%
   101,800   ASML Holding N.V.+
             (Electronic Production Equipment) .................      1,610,069
    74,900   ASML Holding N.V., ADR+
             (Electronic Production Equipment) .................      1,131,739
    40,171   ING Groep N.V. (Financial Conglomerates) ..........      1,030,503
   156,100   Koninklijke (Royal) KPN N.V.+
             (Major Telecommunications) ........................        730,036
    33,300   Koninklijke (Royal) Philips Electronics N.V.
             (Electronic Equipment/Instruments) ................        928,824
         1   Koninklijke Vendex KBB N.V.
             (Department Stores) ...............................             12
    20,700   Royal Dutch Petroleum Company
             (Integrated Oil) ..................................      1,151,894
                                                                   ------------
                                                                      6,583,077

Norway - 1.4%
   153,300   Tandberg ASA+
             (Telecommunications Equipment) ....................      1,803,625

Spain - 5.7%
   382,200   Amadeus Global Travel Distribution S.A.,
             Class A (Miscellaneous Commercial Service) ........      2,443,593
   130,000   Banco Bilbao Vizcaya Argentaria S.A.
             (Major Banks) .....................................      1,468,629
    36,800   Banco Popular Espanol S.A.
             (Other Telecommunications) ........................      1,625,541
    67,600   Iberdrola S.A. (Electric Utilities) ...............        983,789
   101,100   Telefonica S.A.+ (Major Telecommunications) .......        847,877
                                                                   ------------
                                                                      7,369,429


The accompanying notes are an integral part of these financial statements.     2

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         MIIGX | MONTGOMERY INSTITUTIONAL SERIES: INTERNATIONAL GROWTH PORTFOLIO
         -----------------------------------------------------------------------

                                  Portfolio Investments: June 30, 2002 (Audited)

Shares                                                            Value (Note 1)

COMMON STOCKS - continued

Sweden - 2.2%
   140,860   Securitas AB, Class B
             (Miscellaneous Commercial Service) ................   $  2,892,340

Switzerland - 7.6%
    31,774   Adecco S.A. (Personnel Services) ..................      1,884,357
    37,100   Credit Suisse Group (Major Banks) .................      1,176,020
    11,798   Nestle S.A. (Foods: Major Diversified) ............      2,746,482
    59,800   Novartis AG (Pharmaceuticals: Major) ..............      2,625,728
    27,178   UBS AG (Major Banks) ..............................      1,364,734
                                                                   ------------
                                                                      9,797,321

Taiwan - 0.5%
    48,950   Taiwan Semiconductor Manufacturing
             Company Ltd., Sponsored ADR+
             (Semiconductors) ..................................        636,350

Thailand - 0.5%
   672,000   Advanced Info Service Public Company Ltd.
             (Wireless Telecommunications) .....................        646,776

United Kingdom - 20.1%
   265,100   Barclays PLC (Major Banks) ........................      2,229,810
   472,400   BP PLC (Integrated Oil) ...........................      3,962,645
   613,500   Centrica PLC (Gas Distributors) ...................      1,887,733
   330,500   Compass Group PLC (Food Distributors) .............      2,009,947
   100,600   Diageo PLC (Beverages: Alcoholic) .................      1,304,923
   232,281   easyJet PLC+ (Airlines) ...........................      1,227,523
   122,480   GlaxoSmithKline PLC
             (Pharmaceuticals: Major) ..........................      2,650,697
         1   HSBC Holdings PLC
             (Financial Conglomerates) .........................             11
   115,200   HSBC Holdings PLC+
             (Financial Conglomerates) .........................      1,321,880
   562,200   International Power PLC+ (Electric Utilities) .....      1,436,211
   254,900   Matalan PLC (Apparel/Footwear Retail) .............      1,213,905
   112,290   Royal Bank of Scotland Group PLC
             (Major Banks) .....................................      3,187,132
   384,200   Tesco PLC (Food Retail) ...........................      1,400,451
 1,569,345   Vodafone Group PLC
             (Wireless Telecommunications) .....................      2,154,138
                                                                   ------------
                                                                     25,987,006

TOTAL COMMON STOCKS
(Cost $126,477,530) ............................................    125,119,378
                                                                   ------------

PREFERRED STOCKS - 1.9%
Germany - 1.9%
     5,128   Porsche AG (Motor Vehicles)
             (Cost $1,836,898) .................................      2,428,580

Number of Rights                                                  Value (Note 1)

RIGHTS - 0.1%

United Kingdom - 0.1%
    84,465   easyJet PLC+ (Airlines)
             (Cost $174,429) ...................................   $    105,634
                                                                   ------------

Shares

MONEY MARKET FUND - 0.0%@
    10,084   J.P. Morgan Vista Federal Money Market Fund
             (Cost $10,084) ....................................         10,084

TOTAL SECURITIES
(Cost $128,498,941) ............................................    127,663,676
                                                                   ------------

Principal Amount

REPURCHASE AGREEMENT - 7.4%
$9,598,000   J.P. Morgan Securities, Inc.^
             2.0% dated 6/28/02, due 7/1/02
             (Cost $9,598,000) .................................      9,598,000
                                                                   ------------

TOTAL INVESTMENTS - 106.0%
(Cost $138,096,941*) ...........................................    137,261,676

OTHER ASSETS AND LIABILITIES - (6.0)%
(Net) ..........................................................     (7,725,270)
                                                                   ------------

NET ASSETS - 100.0% ............................................   $129,536,406
                                                                   ============

Endnotes

+     Non-income producing security.

++ All or a portion of this security is considered illiquid--those securities that are unable to be sold within seven days.

@     Amount represents less than 0.1% of net assets.

^ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated Funds.

*     Aggregate cost for federal tax purposes is $140,485,069.

Abbreviations

ADR   American Depositary Receipt
GDR   Global Depositary Receipt


The accompanying notes are an integral part of these financial statements.     3

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

June 30, 2002

                                                                                                        International Growth
Assets:                                                                                                       Portfolio
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
   Securities (including securities on loan*) ......................................................        $127,663,676
   Repurchase agreement ............................................................................           9,598,000
                                                                                                            ------------
Total Investments ..................................................................................         137,261,676
Cash ...............................................................................................                   9
Collateral held for securities on loan .............................................................          19,984,465
Foreign currency, at value (Cost $9) ...............................................................                   9
Receivables:
   Investment securities sold ......................................................................           2,211,685
   Dividends .......................................................................................             268,413
   Interest ........................................................................................               9,313
Other assets .......................................................................................              27,835
                                                                                                            ------------
Total Assets .......................................................................................         159,763,405
                                                                                                            ------------

Liabilities:
----------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of forward foreign-currency exchange contracts (note 3) ................              59,551
Payables:
   Collateral payable to broker ....................................................................          19,984,465
   Investment securities purchased .................................................................           9,962,972
   Management fees (note 2) ........................................................................              72,541
   Custodian fees ..................................................................................              17,316
   Trustees' fees and expenses (note 2) ............................................................               9,852
   Administration fees (note 2) ....................................................................               7,247
   Accounting fees .................................................................................               6,519
   Shares of beneficial interest redeemed ..........................................................               5,389
   Transfer agency and servicing fees ..............................................................               3,406
   Other accrued liabilities .......................................................................              97,741
                                                                                                            ------------
Total Liabilities ..................................................................................          30,226,999
                                                                                                            ------------
Net Assets .........................................................................................        $129,536,406
Investments at identified cost .....................................................................        $138,096,941

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment loss ..................................................................        $   (469,641)
Accumulated net realized loss on securities sold, forward foreign-currency exchange contracts and
   foreign-currency transactions ...................................................................         (88,654,364)
Net unrealized depreciation of investments, forward foreign-currency exchange contracts and
   foreign-currency transactions ...................................................................            (873,029)
Shares of beneficial interest ......................................................................             215,924
Additional paid-in capital .........................................................................         219,317,516
                                                                                                            ------------
Net Assets .........................................................................................        $129,536,406

Net Assets:
----------------------------------------------------------------------------------------------------------------------------
Net Assets .........................................................................................        $129,536,406
Number of Portfolio shares outstanding .............................................................          21,592,408
Net asset value, offering and redemption price per share outstanding ...............................                6.00

*Securities on loan at June 30, 2002, were valued at $19,729,344.


The accompanying notes are an integral part of these financial statements.     4

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                        Year Ended June 30, 2002

                                                                                                     International Growth
Net Investment Income:                                                                                    Portfolio
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $236,912) .........................................      $  1,862,288
Interest .........................................................................................           102,647
Securities lending income (note 1) ...............................................................            80,563
                                                                                                        ------------
Total Income .....................................................................................         2,045,498
                                                                                                        ------------
Expenses:
Management fee (note 2) ..........................................................................         1,726,544
Custodian fee ....................................................................................            87,250
Administration fee (note 2) ......................................................................            72,902
Accounting expenses ..............................................................................            72,758
Professional fees ................................................................................            60,869
Printing fees ....................................................................................            25,846
Trustees' fees and expenses (note 2) .............................................................            17,020
Registration fees ................................................................................            15,051
Transfer agency and servicing fees ...............................................................             6,334
Interest expense (note 3) ........................................................................             4,300
Custody overdraft expense ........................................................................               911
Other ............................................................................................            91,152
                                                                                                        ------------
Total Expenses ...................................................................................         2,180,937
Fees deferred and/or expenses absorbed by Manager (note 2) .......................................          (942,317)
                                                                                                        ------------
Net Expenses .....................................................................................         1,238,620
                                                                                                        ------------
Net Investment Income ............................................................................           806,878
                                                                                                        ------------

Net Realized and Unrealized Gain/(Loss) on Investments:
-------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
   Securities transactions .......................................................................       (42,719,040)
   Forward foreign-currency exchange contracts, foreign-currency transactions and other assets ...          (908,047)
                                                                                                        ------------
Net Realized Loss on Investments .................................................................       (43,627,087)
Net change in unrealized appreciation/(depreciation) of:
   Securities transactions .......................................................................        10,171,978
   Forward foreign-currency exchange contracts, foreign-currency transactions and other assets ...           (27,124)
                                                                                                        ------------
Net Unrealized Appreciation of Investments .......................................................        10,144,854
                                                                                                        ------------

Net Realized and Unrealized Loss on Investments ..................................................       (33,482,233)
                                                                                                        ------------
Net Decrease in Net Assets Resulting from Operations .............................................      $(32,675,355)
                                                                                                        ------------


The accompanying notes are an integral part of these financial statements.     5

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                 International Growth
                                                                                       Portfolio
---------------------------------------------------------------------------------------------------------
                                                                              Year Ended      Year Ended
                                                                                6/30/02         6/30/01
---------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from Operations:
---------------------------------------------------------------------------------------------------------
Net investment income ....................................................   $    806,878    $  1,339,164
Net realized loss on investments .........................................    (43,627,087)    (45,990,261)
Net unrealized appreciation/(depreciation) of investments ................     10,144,854     (30,114,518)
                                                                             ------------    ------------
Net Decrease in Net Assets Resulting from Operations .....................    (32,675,355)    (74,765,615)

Distributions to Shareholders:
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on investments .....             --     (14,927,645)
                                                                             ------------    ------------
Total Distributions ......................................................             --     (14,927,645)

Beneficial Interest Transactions:
---------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4) ...    (48,413,735)     25,177,597
                                                                             ------------    ------------
Net Decrease in Net Assets ...............................................    (81,089,090)    (64,515,663)

Net Assets:
---------------------------------------------------------------------------------------------------------
Beginning of year ........................................................   $210,625,496    $275,141,159
End of Year ..............................................................   $129,536,406    $210,625,496
Undistributed Net Investment Loss ........................................   $   (469,641)   $ (1,115,328)


The accompanying notes are an integral part of these financial statements.     6

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

                                                                                             International Growth Portfolio

Selected Per-Share Data for the Year Ended:                                                    Fiscal Year Ended June 30,
                                                                                      ---------------------------------------------
                                                                                        2002         2001       2000++     1999(a)
Net Asset Value - Beginning of Year                                                   $   7.25     $  11.40    $  10.18    $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0.03         0.06        0.01        0.08
Net realized and unrealized gain/(loss) on investments                                   (1.28)       (3.45)       1.41        0.10
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations               (1.25)       (3.39)       1.42        0.18
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
Distributions of net investment income                                                      --           --       (0.01)         --
Distributions from net realized capital gains                                               --        (0.76)      (0.19)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                         --        (0.76)      (0.20)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Year                                                         $   6.00     $   7.25    $  11.40    $  10.18
-----------------------------------------------------------------------------------------------------------------------------------
Total Return*                                                                           (17.24)%     (31.04)%     13.91%       1.80%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                                     $129,536     $210,625    $275,141    $148,831
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                      0.55%        0.63%       0.12%       1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income per share before deferral of fees by Manager                    $  (0.01)    $   0.04    $   0.00@   $   0.07
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    134%         227%        218%        155%
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                          0.85%        0.91%       0.92%       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and tax expense      1.50%        1.20%       1.08%       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                          0.85%        0.89%       0.90%       0.90%
-----------------------------------------------------------------------------------------------------------------------------------

++ Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, because the use of the undistributed income method did not accord with results of operations.

(a) The Montgomery Institutional Series: International Growth Portfolio commenced operations on June 30, 1998.

*     Total return represents aggregate total return for the periods indicated.

@     Amount represents less than $0.01 per share.


The accompanying notes are an integral part of these financial statements.     7

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust was organized as a Delaware business trust on September 8, 1993, and commenced operations with the Montgomery Institutional
Series: Emerging Markets Portfolio. As of June 30, 2002, the Trust had four publicly offered series: Montgomery Global Long-Short Fund, Montgomery Institutional Series: International Growth Portfolio, Montgomery Emerging Markets Focus Fund and Montgomery Institutional Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares was sold in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains only to the Montgomery Institutional Series:
International Growth Portfolio (the "Fund"). The financial statements for the other Funds in the Trust have been presented under separate covers.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices. Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

c. Forward Foreign-Currency Exchange Contracts

The Fund typically does not hedge against movements in currency exchange rates. In certain limited circumstances, however, the Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are reflected along with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or a joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. Securities Lending

The Fund may lend investment securities to investors who borrow securities to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

The Fund receives cash as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Fund, and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 25% is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations as securities lending income.

f. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

g. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes and excise taxes. Therefore, no provisions for federal income taxes and excise taxes have been provided.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on its current interpretation of existing tax rules and regulations in the markets in which it invests.

h. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. For the year ended June 30, 2002, the contractual and effective management fees were 0.75% and 1.18%, respectively.

Under the Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 0.85% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a one-year term extendable for an additional year at the end of each fiscal year.

The Manager recouped previously deferred fees of $633,836 and deferred current fees of $942,317 during the year ended June 30, 2002. Previously deferred fees have been included with current annual management fees in the Statement of Operations and are part of the effective management fee percentage shown. As of June 30, 2002, the Manager has deferred and/or absorbed expenses subject to recoupment totaling $942,317.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee (accrued daily) at an annual rate of 0.05% of average daily net assets.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive a retainer totaling $65,000 per annum, as well as reimbursement for expenses, for services as Trustee of all Trusts advised by the Manager; $17,500 of which is allocated to The Montgomery Funds II.

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 2002, were $190,326,500 and $240,828,993, respectively.

b. Under an unsecured Revolving Credit Agreement with Bank of America N.A. and Credit Lyonnaise, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value (or such lower limit applicable to the Fund), provided the aggregate funds borrowed do not exceed $75,000,000 per lender. Beginning December 17, 2001, the unsecured Revolving Credit Agreement was replaced with an unsecured Revolving Credit Agreement with J.P. Morgan Chase Bank, allowing each of the Funds to borrow up to 10% of its net asset value, provided the aggregate credit line balance does not exceed $60,000,000. For the year ended June 30, 2002, borrowings by the Fund under these agreements were as follows:

   Amount Outstanding        Average Amount              Maximum               Average                              Average Debt
       at 6/30/02              Outstanding          Debt Outstanding        Interest Rate       Average Shares        per Share
------------------------------------------------------------------------------------------------------------------------------------
           --                    $149,315              $5,800,000               4.09%             23,260,749            $0.01

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

c. The schedule of forward foreign-currency exchange contracts at June 30, 2002, was as follows:

                                                                                                             Net Unrealized
   Foreign-Currency                                                                                           Appreciation/
       Amount                                                 Settlement Date      In Exchange for ($US)     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Forward Foreign-Currency Exchange Contracts to Receive
        398,617      British Pound                                07/02/02              $  607,950              $ (4,923)
      2,771,794      European Union Euro                          07/02/02               2,734,790               (20,289)
      8,589,242      Thai Baht                                    07/02/02                 206,671                    75
      2,266,196      European Union Euro                          07/03/02               2,235,842               (26,411)
     53,926,327      Japanese Yen                                 07/03/02                 450,066                (5,220)
        347,672      European Union Euro                          07/17/02                 342,801                (4,072)
                                                                                        ----------              --------
                                                                                        $6,578,120              $(60,840)
                                                                                        ==========              ========

Forward Foreign-Currency Exchange Contracts to Deliver
      4,085,720      Danish Krone                                 07/02/02              $  542,603              $ (2,521)
        309,445      British Pound                                07/03/02                 474,207                 3,810
                                                                                        ----------              --------
                                                                                        $1,016,810              $  1,289
                                                                                        ==========              ========
                        Net Unrealized Depreciation                                                             $(59,551)
                                                                                                                ========

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were as follows:

                                              Shares
                      --------------------------------------------------------
                                     Issued as
                                   Reinvestment                  Net Increase/
                         Sold      of Dividends     Redeemed      (Decrease)
------------------------------------------------------------------------------
Year ended 6/30/02     1,649,536            --     (9,118,676)    (7,469,140)
Year ended 6/30/01    14,790,683     1,590,506    (11,462,199)     4,918,990

                                               Dollars
                      ------------------------------------------------------------
                                      Issued as
                                     Reinvestment                    Net Increase/
                          Sold       of Dividends     Redeemed        (Decrease)
----------------------------------------------------------------------------------
Year ended 6/30/02    $ 10,644,497             --   $ (59,058,232)  $(48,413,735)
Year ended 6/30/01     114,583,418    $14,346,365    (103,752,186)    25,177,597

At June 30, 2002, shareholders of the Fund with ownership of 10% or greater included two shareholders, comprising ownership of 96.82% of the aggregate shares outstanding.

5. FOREIGN SECURITIES:

The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less-reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At June 30, 2002, the Fund had available for federal income-tax purposes unused capital losses of $5,681,884 expiring in 2009 and $64,377,009 expiring in 2010. Under current tax law, future utilization of such losses may be limited.

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2002, the Fund elected to defer net capital losses of $16,207,344 and net currency losses of $486,433, occurring between November 1, 2001, and June 30, 2002.

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 2003.

7. TAX INFORMATION:

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax differences incurred during the year ended June 30, 2002, resulted in reclassifications of $161,191 to decrease undistributed net investment income, $908,046 to decrease accumulated net realized loss and $746,855 to decrease paid-in capital.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the Financial Highlights.

At June 30, 2002, cost for federal income-tax purposes was $140,485,069. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $6,515,720 and $9,739,116, respectively.

                                                 -------------------------------
                                                 INDEPENDENT ACCOUNTANTS' REPORT
                                                 -------------------------------

To the Board of Trustees and the Shareholders of The Montgomery Institutional
Series: International Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Montgomery Institutional
Series: International Growth Portfolio (one of the portfolios constituting The Montgomery Funds II, hereafter referred to as the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco, California
August 9, 2002

------------------------------------
INFORMATION ON TRUSTEES AND OFFICERS
------------------------------------

for the Montgomery Funds II (Unaudited)

Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number
                                                                                                         of
                                                                                                     Portfolios
                                             Length of Time                                            in Fund
                             Position Held    Served/Term              Principal Occupation            Complex   Other Directorships
Name, Address and Year Born  with Fund         of Office                During Past 5 Years           Overseen     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth           Disinterested   July 9, 1990,   Managing director of Korn/Ferry              20     The Montgomery
One Embarcadero, Suite 2101  Trustee         to present/     International since 1999. Principal of              Funds I and III:
San Francisco, CA 94111                      Indefinite      Pearson, Caldwell & Farnsworth, Inc.,               Montgomery Partners
Born 1941                                                    an executive search consulting firm,                Absolute Return
                                                             from 1991 to 1999.                                  Fund LLC

Andrew Cox                   Disinterested   July 9, 1990,   Independent investment consultant.           20     The Montgomery
101 California Street        Trustee         to present/     President, Denver International                     Funds I and III:
San Francisco, CA 94111                      Indefinite      School, from 1998 to 2000, and member               Montgomery Partners
Born 1944                                                    of the Board from 1997 to 2000.                     Absolute Return
                                                             Adjunct professor, University of                    Fund LLC; Berger
                                                             Denver, Department of Finance, from                 Enhanced Portfolio
                                                             1994 to 1998.                                       Trust

Cecilia H. Herbert           Disinterested   November        Chair of the Investment Committee of         20     The Montgomery
101 California Street        Trustee         12, 1992,       the Archdiocese of San Francisco                    Funds I and III:
San Francisco, CA 94111                      to present/     Finance Council. Member of the Boards               Montgomery Partners
Born 1949                                    Indefinite      of the Thacher School, Catholic                     Absolute Return
                                                             Charities Catholic Youth Organization               Fund LLC
                                                             of San Francisco and the Women's Board
                                                             of California Pacific Medical Center.

R. Stephen Doyle             Disinterested   July 9, 1990,   Chairman of the Board of Trustees of         20     The Montgomery
101 California Street        Trustee         to present/     the Trusts since 1990. Chairman                     Funds I and III:
San Francisco, CA 94111                      Indefinite      emeritus of the Manager since 2001.                 Montgomery Partners
Born 1939                                                    Chairman of the Manager from 1990 to                Absolute Return
                                                             2001. Chief executive officer of the                Fund LLC; Main
                                                             Manager from 1990 to 1999. Founder of               Management, LLC
                                                             the Manager.

F. Scott Tuck                Interested      January         Chair and chief executive officer of         19     The Montgomery
101 California Street        Trustee         1, 2002,        the Manager. Managing director of                   Funds I and III:
San Francisco, CA 94111                      to present/     Chancellor LGT Asset Management from                Director of the
Born 1957                                    Indefinite      1990 to 1998.                                       Manager

Affiliated Officers
------------------------------------------------------------------------------------------------------------------------------------
George A. Rio                President and   June 30,        Senior vice president of BISYS Fund          20     None
60 State Street, Suite 1300  treasurer       1998,           Services. Executive vice president of
Boston, MA 02109                             to present      Funds Distributor, Inc., from 1998 to
Born 1955                                                    2001. Senior vice president of Putnam
                                                             Investments from 1995 to 1998.

Karen Jacoppo-Wood           Vice president  September       Counsel of BISYS Fund Services. Vice         20     None
60 State Street, Suite 1300  and assistant   10, 1997,       president and senior associate general
Boston, MA 02109             secretary       to present      counsel of Funds Distributor, Inc.,
Born 1966                                                    from 1996 to 2001.

Christopher J. Kelley        Vice president  September       Vice president and senior counsel of         20     None
60 State Street, Suite 1300  and assistant   10, 1997,       BISYS Fund Services. Senior vice
Boston, MA 02109             secretary       to present      president and deputy general counsel
Born 1964                                                    of Funds Distributor, Inc., from 1996
                                                             to 2001.

Mary A. Nelson               Vice president  September       Senior vice president of BISYS Fund          20     None
60 State Street, Suite 1300  and assistant   10, 1997,       Services. Senior vice president of
Boston, MA 02109             treasurer       to present      Funds Distributor, Inc from 2000 to
Born 1964                                                    2001. Vice president of Funds
                                                             Distributor, Inc. from 1994 to 2000.

Stacey Bufton                Vice president  May 31, 2001,   Vice president of BISYS Fund Services        20     None
60 State Street, Suite 1300  and assistant   to present      since 1999. Manager at First Data
Boston, MA 02109             treasurer                       Investor Services Group from 1997 to
Born 1969                                                    1999.

                                                                 ---------------
                                                                 TAX INFORMATION
                                                                 ---------------

                                                                   (Unaudited)

For the fiscal year ended June 30, 2002, foreign income and foreign taxes paid relating to foreign sources and possessions of the United States were as follows:

                                             Foreign               Foreign
                                             Income                 Taxes
--------------------------------------------------------------------------------
International Growth Portfolio .........   $2,099,096              $236,912

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Generally Accepted Accounting Principles (book) purposes and Internal Revenue Service
(tax) purposes.


The accompanying notes are an integral part of these financial statements.    13

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